Biological assets (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Biological assets
Point of harvest amount	$ (212,444)	$ (222,766)
Initial recognition and changes in fair value of biological assets	7,382	(9,152)
Amount attributable to price changes	8,103	(5,588)
Amount attributable to physical changes	$ (721)	$ (3,564)